Share based compensation - summary of share-based compensation expenses recognized (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Mar. 31, 2023	Dec. 31, 2022
Share based compensation
Total	¥ 96,605	¥ 141,580	¥ 163,193
Hotel operating costs
Share based compensation
Total		124	2,111
Selling and marketing expenses
Share based compensation
Total		38	618
General and administrative expenses
Share based compensation
Total		¥ 141,418	¥ 160,464